Securitisations - Disclosure of continuing involvement in financial assets that have been derecognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	£ 3,869	£ 1,552
Fair value	3,824	1,499
Maximum exposure to loss	3,946	1,552
Gain from continuing involvement, for the year ended	159	60
Gain from continuing involvement, cumulative to 31 December	253	97
Asset backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	53	2
Fair value	53	2
Maximum exposure to loss	130	2
Gain from continuing involvement, for the year ended	1	0
Gain from continuing involvement, cumulative to 31 December	1	3
Residential mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	3,439	1,158
Fair value	3,437	1,156
Maximum exposure to loss	3,439	1,158
Gain from continuing involvement, for the year ended	155	57
Gain from continuing involvement, cumulative to 31 December	231	75
Commercial mortgage backed securities
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount	377	392
Fair value	334	341
Maximum exposure to loss	377	392
Gain from continuing involvement, for the year ended	3	3
Gain from continuing involvement, cumulative to 31 December	£ 21	£ 19